UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue, New York, NY           10167

(Address of principal executive offices)     (Zip code)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-480-4111

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2005 through June 30, 2006

Item 1. Proxy Voting Record.

************* FORM N-Px REPORT *************

ICA File Number: 811-05151

Reporting Period: 07/01/2005 - 06/30/2006

J.P. Morgan Mutual Fund Group

================== JPMORGAN SHORT TERM BOND FUND II ===================

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT=

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Mutual Fund Group

By (Signature and Title	/s/ George C.W. Gatch

George C.W. Gatch, President

Date	August 18, 2006

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C.W. Gatch

George C.W. Gatch, President

Date	August 18, 2006

* Print the name and title of each signing officer under his or her signature.